Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Trading Symbol	WSGI
Entity Registrant Name	WORLD SURVEILLANCE GROUP INC.
Entity Central Index Key	0000919742
Entity Filer Category	Smaller Reporting Company